Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Operating activities
Net income	$ 5,555	$ 3,326
Adjustments to reconcile net income to net cash (used in)/provided by operating activities
Provision for credit losses	1,169	7,010
Depreciation and amortization	1,057	961
Amortization of intangibles	217	243
Deferred tax benefit	(214)	(40)
Investment securities gains	(102)	(610)
Stock-based compensation	830	941
Originations and purchases of loans held-for-sale	(22,920)	(6,503)
Proceeds from sales, securitizations and paydowns of loans held-for-sale	21,773	7,806
Net change in trading assets	(5,451)	(5,979)
Net change in securities borrowed	4,596	(7,099)
Net change in accrued interest and accounts receivable	(9,051)	16,645
Net change in other assets	3,673	(4,746)
Net change in trading liabilities	(13,879)	15,027
Net change in accounts payable and other liabilities	2,396	(8,237)
Other operating adjustments	4,372	(1,351)
Net cash (used in)/provided by operating activities	(5,979)	17,394
Investing activities
Net change in deposits with banks	(59,164)	4,282
Net change in federal funds sold and securities purchased under resale agreements	5,080	(34,703)
Held-to-maturity securities:
Proceeds	2	2
Available-for-sale securities:
Proceeds from maturities	20,591	37,323
Proceeds from sales	4,373	20,945
Purchases	(39,679)	(57,647)
Proceeds from sales and securitizations of loans held-for-investment	1,403	1,428
Other changes in loans, net	1,731	13,997
Net cash used in business acquisitions or dispositions	(15)	(4)
All other investing activities, net	(132)	515
Net cash used in investing activities	(65,810)	(13,862)
Financing activities
Deposits	56,230	(19,927)
Federal funds purchased and securities loaned or sold under repurchase agreeme	8,835	33,749
Commercial paper and other borrowed funds	13,294	9,102
Beneficial interests issued by consolidated variable interest entities	223	(2,427)
Proceeds from long-term borrowings and trust preferred capital debt securities	17,056	12,352
Payments of long-term borrowings and trust preferred capital debt securities	(27,250)	(30,121)
Excess tax benefits related to stock-based compensation	765	12
Treasury stock purchased	(95)
Dividends paid	(246)	(253)
All other financing activities, net	(1,484)	(464)
Net cash provided by financing activities	67,328	2,023
Effect of exchange rate changes on cash and due from banks	363	(339)
Net (decrease)/increase in cash and due from banks	(4,098)	5,216
Cash and due from banks at the beginning of the period	27,567	26,206
Cash and due from banks at the end of the period	23,469	31,422
Cash interest paid	3,618	2,850
Cash income taxes paid, net	$ 716	$ 2,228